Income Taxes (Schedule Of Income Tax Expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Income Taxes [Abstract]
Current - State	$ 3	$ 5	$ 2
Current - Non-U.S.	7	3	4
Current income tax provision	10	8	6
Deferred - Federal	31	3	26
Deferred - State	(4)	(5)	(3)
Deferred - Non-U.S.	(1)	(2)	(1)
Deferred income tax expense (benefit)	26	(4)	22
Expense for income taxes	$ 36	$ 4	$ 28